Supplement, dated August 16, 2006 to the Class 1 Prospectus, dated May 1, 2006,
                                       of
                     Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
             Seligman Smaller-Cap Value Portfolio (the "Portfolio")

Effective immediately, the table "Annual Portfolio Operating Expenses" on page 4 of the Class 1 separate Prospectus under the caption "Fees and Expenses" is hereby deleted in its entirety and replaced with the following table:

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
================================================================================
Management Fees                                                            1.00%
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Distribution and/or Service (12b-1) Fees                                   none
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Other Expenses                                                             0.14
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Total Annual Portfolio Operating Expenses                                  1.14%
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